Stockholders' Equity: Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	6 Months Ended
Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	67.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	159.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.79%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.32%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years